Income Taxes - Effective Tax Rates Differ from Statutory Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes computed at the statutory federal tax rate	$ 8,343	$ 5,959	$ 4,315
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(946)	(900)	(824)
Low income housing tax credit	(435)	(303)	(303)
Cash surrender value of BOLI	(197)	(159)	(167)
Other	(146)	184	141
Income tax expense	$ 6,619	$ 4,781	$ 3,162